Large Cap Growth Equity Fund
                           Large Cap Value Equity Fund
                             Technology Growth Fund
                            RCB Small Cap Value Fund
                               Corporate Bond Fund
                              Government Bond Fund
                         California Tax Exempt Bond Fund
                              High Yield Bond Fund
                             Prime Money Market Fund
                          Government Money Market Fund
                     California Tax Exempt Money Market Fund

         Institutional Class, Class A, Class S Shares and Class R Shares


                     SUPPLEMENT DATED FEBRUARY 20, 2004
TO PROSPECTUS DATED JANUARY 31, 2004 AND STATEMENT OF ADDITIONAL INFORMATION
                        DATED JANUARY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

It is the policy of the Funds to seek to prevent market timing of Fund shares because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses, and may divert profits from long-term shareholders. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's Authorized Institution.

SEI Investments Management Corporation (d.b.a. SEI Institutional Transfer Agency), transfer agent to the Funds, and Citigroup Global Transaction Services (formerly Forum Shareholder Services), sub-transfer agent to Class R shares of the RCB Small Cap Value Fund, both have procedures in place designed to detect and prevent market timing activity. However, shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection, and, despite the efforts of the Funds to prevent excessive trading, there is no guarantee that the Funds or their transfer agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and prevent excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




                                                                CNI-SU-008-0100